Condensed Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid in Capital [Member]	Accumulated (Deficit) [Member]	Stockholders' Equity (Deficit) [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2018	$ 670,900		$ 112,000	$ (577,600)	$ 205,300	$ (789,400)	$ (584,100)
Balance, shares at Dec. 31, 2018	3,513,517
Distributions				(116,800)	(116,800)	(232,600)	$ (349,400)
Exercise of stock options, shares
Stock Compensation Expense			5,500		5,500		$ 5,500
Issuance of Warrants			1,600		1,600		1,600
Transfer of land to Owner				(495,500)	(495,500)		(495,500)
Net (Loss) Income				235,600	235,600	(38,600)	197,000
Balance at Dec. 31, 2019	$ 670,900		119,100	(954,300)	(164,300)	(1,060,600)	(1,224,900)
Balance, shares at Dec. 31, 2019	3,513,517
Stock Compensation Expense
Net (Loss) Income				(752,000)	(752,000)	(221,900)	(973,900)
Balance at Mar. 31, 2020	$ 670,900		119,100	(1,706,300)	(916,300)	(1,282,500)	(2,198,800)
Balance, shares at Mar. 31, 2020	3,513,517
Balance at Dec. 31, 2019	$ 670,900		119,100	(954,300)	(164,300)	(1,060,600)	(1,224,900)
Balance, shares at Dec. 31, 2019	3,513,517
Net proceeds issuance of stock	$ 10,789,000				10,789,000		$ 10,789,000
Net proceeds issuance of stock, shares	2,031,705
Exercise of stock options, shares
Conversion of Olympic View debt to stock	$ 497,000				497,000		$ 497,000
Conversion of Olympic View debt to stock, shares	82,826
Stock Compensation Expense			115,700		115,700		115,700
Stock Compensation Expense, shares	8,500
Net (Loss) Income				(3,532,800)	(3,532,800)	(229,300)	(3,762,100)
Balance at Dec. 31, 2020	$ 11,956,900		234,800	(4,487,100)	7,704,600	(1,289,900)	6,414,700
Balance, shares at Dec. 31, 2020	5,636,548
Net proceeds issuance of stock	$ 25,101,000				25,101,000		25,101,000
Net proceeds issuance of stock, shares	9,200,000
Exercise of stock options			18,000		18,000		18,000
Exercise of stock options, shares	45,046
Stock Compensation Expense			115,100		115,100		115,100
Stock Compensation Expense, shares	8,500
Net (Loss) Income				(1,549,800)	(1,549,800)	600	(1,549,200)
Balance at Mar. 31, 2021	$ 37,057,900		$ 367,900	$ (6,036,900)	$ 31,388,900	$ (1,289,300)	$ 30,099,600
Balance, shares at Mar. 31, 2021	14,890,094